Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2018
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	As of June 30,
	2018	2017
Equipment	$523,553	$386,590
Office Furniture	106,576	100,524
Automobiles	83,502	35,706
Leasehold improvement	77,678	66,157
Total	791,309	588,977
Less: accumulated depreciation and amortization	(457,412)	(315,630)
Property and equipment, net	$333,897	$273,347